Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 01, 2023
Entity Registrant Name	BNY MELLON INTERMEDIATE MUNICIPAL BOND FUND, INC.
Entity Central Index Key	0000718935
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 01, 2023
Document Effective Date	Nov. 01, 2023
Prospectus Date	Sep. 29, 2023
BNY Mellon Intermediate Municipal Bond Fund, Inc. | BNY Mellon Intermediate Municipal Bond Fund, Inc.
Prospectus:
Trading Symbol	DITEX